Pay vs Performance Disclosure	12 Months Ended
	Dec. 30, 2023	Dec. 31, 2022 USD ($) $ / shares	Jan. 01, 2022 USD ($) $ / shares	Jan. 02, 2021 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based On:
Year(1) (a)	Summary Compensation Table Total for PEO(2) (b)	Compensation Actually Paid to PEO (c)	Average Summary CompensationTable Total for Non-PEO NEOs(2) (d)	Average CompensationActually Paid to Non-PEO NEOs (e)	KTB Total Shareholder Return (f)	S&P 1500 Apparel Retail Index Total Shareholder Return (g)	KTB GAAP Net Income ($mm) (h)	KTB Adjusted EPS Measure(3) (i)

2023	$[ ]	$[ ]	$[ ]	$[ ]	$[ ]	$[ ]	$[ ]	$[ ]
2022	$11,412,428	$10,260,831	$3,175,275	$3,052,820	$104.55	$125.35	$245,493,000	$4.49
2021	$9,979,870	$14,670,445	$2,375,813	$2,881,053	$127.77	$129.18	$195,423,000	$4.28
2020	$6,222,014	$5,305,530	$1,742,947	$1,485,725	$98.08	$111.33	$67,923,000	$2.61

Company Selected Measure Name	Adjusted EPS
Named Executive Officers, Footnote	Our Chief Executive Officer, Scott H. Baxter, served as our Principal Executive Officer (“PEO”) in 2023, 2022, 2021 and 2020. Our other NEOs (“Non-PEO NEOs”) included:
a.For 2023, Joseph A. Alkire (who served for four months in 2023), Thomas L. Doerr, Jr, Thomas E. Waldron, Christopher M. Waldeck, and Rustin E. Welton.
b.For 2022, Thomas L. Doerr, Jr. (who served for seven months in 2022), Thomas E. Waldron, Christopher M. Waldeck, and Rustin E. Welton.
c.For 2021, Laurel Krueger (who served for eight months in 2021), Thomas E. Waldron, Christopher M. Waldeck, and Rustin E. Welton.
d.For 2020, Laurel Krueger, Thomas E. Waldron, Christopher M. Waldeck, and Rustin E. Welton.

PEO Total Compensation Amount		$ 11,412,428	$ 9,979,870	$ 6,222,014
PEO Actually Paid Compensation Amount		10,260,831	14,670,445	5,305,530
Adjustment To PEO Compensation, Footnote	The Company has identified Adjusted EPS as the company-selected measure for the pay versus performance disclosure, representing the most important financial performance measure used to link compensation actually paid to the PEO and the other NEOs in 2023 to the Company's performance. See “Appendix B-Reconciliation of Adjusted Financial Measures” at the end of this document for a reconciliation to the most directly comparable GAAP measure.

	2023		2022		2021		2020
Reconciliation of Summary Compensation Totals and Compensation Actual Paid	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs

Summary Compensation Table Total for PEO (column (b))	$[ ]	$[ ]	$11,412,428	$3,175,275	$9,979,870	$2,375,813	$6,222,014	$1,742,947
+/- Net Change in Pension	$0	$0	$0	$0	$0	$0	$0	$0
+/- Net Change in Stock Awards	$[ ]	$[ ]	$(1,151,597)	$(122,455)	$4,630,601	$505,862	$(772,162)	$(235,664)
+/- Net Change in Option Award	$0	$0	$0	$0	$59,974	$(622)	$(144,322)	$(21,558)
Compensation Actually Paid	$[ ]	$[ ]	$10,260,831	$3,052,820	$14,670,445	$2,881,053	$5,305,530	$1,485,725

Non-PEO NEO Average Total Compensation Amount		3,175,275	2,375,813	1,742,947
Non-PEO NEO Average Compensation Actually Paid Amount		3,052,820	2,881,053	1,485,725
Adjustment to Non-PEO NEO Compensation Footnote	The Company has identified Adjusted EPS as the company-selected measure for the pay versus performance disclosure, representing the most important financial performance measure used to link compensation actually paid to the PEO and the other NEOs in 2023 to the Company's performance. See “Appendix B-Reconciliation of Adjusted Financial Measures” at the end of this document for a reconciliation to the most directly comparable GAAP measure.

	2023		2022		2021		2020
Reconciliation of Summary Compensation Totals and Compensation Actual Paid	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs

Summary Compensation Table Total for PEO (column (b))	$[ ]	$[ ]	$11,412,428	$3,175,275	$9,979,870	$2,375,813	$6,222,014	$1,742,947
+/- Net Change in Pension	$0	$0	$0	$0	$0	$0	$0	$0
+/- Net Change in Stock Awards	$[ ]	$[ ]	$(1,151,597)	$(122,455)	$4,630,601	$505,862	$(772,162)	$(235,664)
+/- Net Change in Option Award	$0	$0	$0	$0	$59,974	$(622)	$(144,322)	$(21,558)
Compensation Actually Paid	$[ ]	$[ ]	$10,260,831	$3,052,820	$14,670,445	$2,881,053	$5,305,530	$1,485,725

Compensation Actually Paid vs. Company Selected Measure
Relationship Between Compensation Actually Paid and Performance Measures

Period	Compensation Actually Paid to PEO	Average compensation Actually Paid to Other NEOs	KTB TSR	Peer Group TSR	GAAP Net Income	Adjusted EPS

2020 to 2023	[ ]%	[ ] %	[ ]%	[ ]%	[ ]%	[ ]%
•Relationship Between Compensation Actually Paid to our PEO and the Average of the Compensation Actually Paid to the Other NEOs and the Company’s Cumulative TSR. From 2020 to 2023, the compensation actually paid to our PEO and the average of the compensation actually paid to the Other NEOs increased by [ ]% and [ ]%, respectively, compared to a [ ]% increase in our TSR over the same time period.
•Relationship Between Compensation Actually Paid to our PEO and the Average of the Compensation Actually Paid to the Other NEOs and the Company’s Net Income. From 2020 to 2023, the compensation actually paid to our PEO and the average of the compensation actually paid to the Other NEOs increased by [ ]% and [ ]%, respectively, compared to a [ ]% increase in our Operating Income over the same time period.
•Relationship Between Compensation Actually Paid to our PEO and the Average of the Compensation Actually Paid to the Other NEOs and the Company’s Adjusted EPS. From 2020 to 2023, the compensation actually paid to our PEO and the average of the compensation actually paid to the Other NEOs increased by [ ]% and [ ]%, respectively, compared to a [ ]% increase in our Adjusted Diluted EPS over the three-year period.
•Relationship Between the Company’s TSR and the Peer Group TSR. The TSR for the Peer Group disclosed in the table above increased by [ ]% from 2020 to 2023 as compared to the Company’s TSR, which increased by [ ]% over the same time period.

Tabular List, Table

GAAP Revenue (as defined in “Compensation Discussion & Analysis—Components of Total Direct Compensation—Annual Cash Incentives”, described on page 40)
Gross Margin (as defined in “Compensation Discussion & Analysis—Components of Total Direct Compensation—Annual Cash Incentives”, described on page 40
Operating Income (as defined in “Compensation Discussion & Analysis—Components of Total Direct Compensation—Annual Cash Incentives”, described on page 40)
Revenue (as defined in “Compensation Discussion & Analysis—Components of Total Direct Compensation—Long-Term Incentive Awards”, described on page 42)
Adjusted EPS (as defined in “Compensation Discussion & Analysis—Components of Total Direct Compensation—Long-Term Incentive Awards”, described on page 42)

Total Shareholder Return Amount		104.55	127.77	98.08
Peer Group Total Shareholder Return Amount		125.35	129.18	111.33
Net Income (Loss)		$ 245,493,000	$ 195,423,000	$ 67,923,000
Company Selected Measure Amount | $ / shares		4.49	4.28	2.61
PEO Name	Scott H. Baxter	Scott H. Baxter	Scott H. Baxter	Scott H. Baxter
Additional 402(v) Disclosure	For each year, the values included in columns (c) and (e) for the compensation actually paid to our PEO and the average compensation paid to our non-PEO NEOs reflect the following adjustments to the values included in column (b) and column (d), respectively:
PEO | Change in Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 0	$ 0	$ 0
PEO | Change in Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,151,597)	4,630,601	(772,162)
PEO | Change in Option Award [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	59,974	(144,322)
Non-PEO NEO | Measure:: 1
Pay vs Performance Disclosure
Name	GAAP Revenue
Non-PEO NEO | Measure:: 2
Pay vs Performance Disclosure
Name	Gross Margin
Non-PEO NEO | Measure:: 3
Pay vs Performance Disclosure
Name	Operating Income
Non-PEO NEO | Measure:: 4
Pay vs Performance Disclosure
Name	Revenue
Non-PEO NEO | Measure:: 5
Pay vs Performance Disclosure
Name	Adjusted EPS
Non-PEO NEO | Change in Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0
Non-PEO NEO | Change in Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(122,455)	505,862	(235,664)
Non-PEO NEO | Change in Option Award [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 0	$ (622)	$ (21,558)